SIMPLE AGREEMENTS FOR FUTURE EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
SIMPLE AGREEMENTS FOR FUTURE EQUITY

In July 2020, Particle entered into Simple Agreements for Future Equity (“SAFE”) with twenty two accredited investors pursuant to which Particle received $785,000 in cash in exchange for the providing the investor the right to receive shares of the Particle stock. The Company expects to issue 981,250 shares of the Particle stock that was initially valued at $0.80 per share. The Company paid $47,100 in broker fees which were expensed as business development expenses.

In October 2020, Particle entered into Simple Agreements for Future Equity (“SAFE”) with two accredited investors pursuant to which Particle received $55,000 in cash in exchange for the providing the investor the right to receive shares of the Particle stock. The Company expects to issue 68,750 shares of the Particle stock that was initially valued at $0.80 per share. The Company paid $4,125 in broker fees which were expensed as business development expenses.

During the three months ended March 31, 2021, Particle entered into Simple Agreements for Future Equity (“SAFE”) with five accredited investors pursuant to which Particle received $340,000 in cash in exchange for the providing the investor the right to receive shares of the Particle stock. The Company expects to issue 68,750 shares of the Particle stock that was initially valued at $0.80 per share. The Company paid $23,660 in broker fees which were expensed as business development expenses.

Through March 31, 2021, $1,125,000 has been raised through the sale of SAFE instruments. We expect to issue 1,406,250 shares of the Particle stock that was initially valued at $0.80 per share. The SAFE contained a number of conversion and redemption provisions, including settlement upon liquidity or dissolution events. The final price and share are not known until settlement upon liquidity or dissolution events conditions are achieved. The Company’s ownership interest in Particle will be diluted when the SAFE’s are converted to common stock. The Company elected the fair value option of accounting for the SAFE.

In July 2020, Particle entered into Simple Agreements for Future Equity (“SAFE”) with twenty two accredited investors pursuant to which Particle received $785,000 in cash in exchange for the providing the investor the right to receive shares of the Particle stock. The Company expects to issue 981,250 shares of the Particle stock that was initially valued at $0.80 per share. The Company paid $47,100 in broker fees which were expensed as business development expenses. The SAFE contained a number of conversion and redemption provisions, including settlement upon liquidity or dissolution events. The final price and shares are not known until settlement upon liquidity or dissolution events conditions are achieved. The Company elected the fair value option of accounting for the SAFE.